Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Composition of Income Tax Expense
The composition of income tax expense (benefit) for the years ended December 31, 2020, 2021 and 2022 is as follows:

	2020	2021	2022
Income Tax attributable to a continued operation
In Mexico:
Current year income tax	Ps.13,407,948	Ps.24,355,240	Ps.29,865,043
Deferred income tax	(9,334,246)	(5,079,397)	3,454,279
Foreign:
Current year income tax	11,967,527	23,397,577	17,634,494
Deferred income tax	(2,863,058)	(9,955,943)	(4,909,727)

Total Income tax	Ps.13,178,171	Ps.32,717,477	Ps.46,044,089

Income Tax attributable to a discontinued operation
Income tax discontinued operations in Mexico	—	26,294,422	—
Income tax discontinued operations Foreign (1)	2,525,783	7,144,249	1,805,500

(1)	Includes effects related to the sale of TracFone, Panama and the Claro Chile, SpA joint venture. See Note 2Ac.

Summary of Deferred Tax Expense (Benefit) Related to Items Recognized in OCI
Deferred tax expense (benefit) related to items recognized in OCI during the year:

	For the years ended December 31,
	2020		2021		2022
Remeasurement of defined benefit plans	Ps.	4,151,600	Ps.	(4,760,089)	Ps.	2,651,922
Equity investments at fair value		(665,814)		583,892		8,364,109
Other		(35,670)		—		(30,336)
Revaluation assets		(29,922,597)		—		—

Deferred tax benefit recognized in OCI	Ps.	(26,472,481)	Ps.	(4,176,197)	Ps.	10,985,695

Summary of Reconciliation of Statutory Income Tax Rate in Mexico to Consolidated Effective Income Tax Rate Recognized

	Year ended December 31,
	2020	2021		2022
Statutory income tax rate in Mexico	30.0%	30.0%		30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	7.9%	7.8%		7.2%
Derivatives	(0.9%)	(0.9	% )	(0.2	) %
Employee benefits	3.8%	2.6%		2.0%
Other	(3.1%)	(2.9	% )	2.2%

Effective tax rate on Mexican operations	37.7%	36.6%		41.2%
Tax recoveries in Brazil	(11.9%)	(10.6	% )	(2.2	) %
Dividends received from associates Equity	(1.2%)	(0.7)%		(0.1	) %
Foreign subsidiaries and other non-deductible items, net	0.5%	5.9%		(4.6	) %

Effective tax rate from continuing operations	25.1%	31.2%		34.3%

Effective tax rate from discontinued operations	(21.6)%	(16.4)%		(21.2	) %

Summary of Analysis of Temporary Differences Giving Rise to Net Deferred Tax Liability

	Consolidated statements of financial position				Consolidated statements of net income
	2021		2022		2020		2021		2022
Provisions	Ps.	18,038,607	Ps.	18,813,454	Ps.	3,866,407	Ps.	1,812,523	Ps.	1,759,784
Deferred revenues		9,041,137		8,153,287		897,762		2,202,413		(688,767)
Tax losses carry forward		33,954,926		33,314,653		2,236,244		5,571,115		1,202,546
Property, plant and equipment (1)		(33,445,815)		(18,840,025)		3,990,750		8,016,244		1,696,734
Inventories		135,658		405,489		(2,394,485)		852,888		253,932
Licenses and rights of use (1)		(3,668,389)		(2,630,583)		344,729		480,502		229,244
Employee benefits		40,246,031		36,662,123		422,473		(354,802)		(6,148,504)
Other		13,520,684		22,537,353		2,833,424		(3,545,542)		3,150,479

Net deferred tax assets	Ps.	77,822,839	Ps.	98,415,751

Deferred tax expense in net profit for the year					Ps.	12,197,304	Ps.	15,035,341	Ps.	1,455,448
Deferred tax discontinued operations						94,710		4,731,603		1,808,298

(1)	As of December 31, 2021 and 2022, the balance included the effects of hyperinflation and revaluation of telecommunications towers.

Summary of Reconciliation of Deferred Tax Assets and Liabilities, Net
Reconciliation of deferred tax assets and liabilities, net:

	2020		2021		2022
Opening balance as of January 1,	Ps.	88,074,856	Ps.	66,303,077	Ps.	77,822,839
Deferred tax benefit		12,292,014		19,623,461		1,455,448
Translation effect		375,105		(727,099)		(1,644,500)
Deferred tax benefit recognized in OCI		(26,472,481)		(4,176,197)		10,985,695
Deferred taxes acquired in business combinations		(2,580,552)		—		(11,571)
Hyperinflationary effect in Argentina		(5,385,865)		(3,540,962)		(942,751)
Disposals (Note 2Ac)				(1,203,203)		(3,856,459)
Spin Off		—		—		14,607,050
Related discontinued operation		—		1,543,762		—

Closing balance as of December 31,	Ps.	66,303,077	Ps.	77,822,839	Ps.	98,415,751

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.	115,370,240	Ps.	127,287,934	Ps.	128,717,811
Deferred income tax liabilities		(49,067,163)		(49,465,095)		(30,302,060)

	Ps.	66,303,077	Ps.	77,822,839	Ps.	98,415,751

Available Tax Loss Carryforwards Recorded in Deferred Tax Assets
a) At December 31, 2022, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country basis:

Country	Gross balance of available tax loss carryforwards at December 31, 2022		Tax-effected loss carryforward benefit
Brazil	Ps.	72,498,097	Ps.	24,649,353
Mexico		26,969,956		8,090,987
Europe		1,882,415		470,604
Peru		345,697		103,709

Total	Ps.	101,696,165	Ps.	33,314,653